Concentration of Risk	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration of Risk

NOTE 20 — CONCENTRATION OF RISK

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. For the year ended December 31, 2014, sales to three customers, AutoZone, Inc. (“AutoZone”), General Motors Company (“GM”) and Advance Stores Company, Inc. (“Advance”), accounted for 27.2%, 14.5% and 10.5% of total net sales, respectively. For the year ended December 31, 2013, sales to two customers, AutoZone and GM, accounted for 29.2% and 10.1% of total net sales, respectively. For the year ended December 31, 2012, sales to a single customer, AutoZone, accounted for 32.6% of total net sales. No other customers accounted for more than 10% of total net sales for the years ended December 31, 2014, 2013 and 2012. At December 31, 2014 and 2013, the receivable balances from AutoZone were $115.1 million and $129.1 million, respectively. At December 31, 2014 and 2013, the receivable balances from GM were $20.4 million and $17.6 million, respectively. At December 31, 2014 and 2013, the receivable balance from Advance was $14.3 million and $10.1 million, respectively.